CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary Shares	Additional Paid-in Capital	Statutory Reserves	Retained Earnings (Accumulated Deficits)	Accumulated Other Comprehensive Loss	Total
Balance at the beginning at Dec. 31, 2024	$ 14,731	$ 41,564,418	$ 898,133	$ (23,458,777)	$ (4,194,747)	$ 14,823,758
Balance at the beginning (in shares) at Dec. 31, 2024	1,534,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(4,175,903)		(4,175,903)
Foreign currency translation adjustments					250,227	250,227
Balance at the end at Jun. 30, 2025	$ 14,731	41,564,418	898,133	(27,634,680)	(3,944,520)	10,898,082
Balance at the end (in shares) at Jun. 30, 2025	1,534,487
Balance at the beginning at Dec. 31, 2025	$ 14,731	41,564,418	898,133	(35,480,426)	(3,709,544)	$ 3,287,312
Balance at the beginning (in shares) at Dec. 31, 2025	1,534,487					1,534,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares pursuant to a private placement	$ 240,000	12,279,413				$ 12,519,413
Issuance of ordinary shares pursuant to a private placement (in shares)	25,000,000
Issuance of ordinary shares as share-based compensation	$ 50,880	14,630,120				14,681,000
Issuance of ordinary shares as share-based compensation (in shares)	5,300,000
Net loss				(19,221,741)		(19,221,741)
Foreign currency translation adjustments					111,424	111,424
Balance at the end at Jun. 30, 2026	$ 305,611	$ 68,473,951	$ 898,133	$ (54,702,167)	$ (3,598,120)	$ 11,377,408
Balance at the end (in shares) at Jun. 30, 2026	31,834,487					31,834,487